SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Earnings Per Share, Basic and Diluted

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

				For the Period
				from February
				14, 2020
	Three Months Ended	Six Months Ended	Three Months Ended	(Inception)
	June 30,	June 30,	June 30,	Through June 30,
	2021	2021	2020	2020
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$4,222	$4,258	$—	$—
Unrealized gain on marketable securities held in Trust Account	3,008	94,476	—	—
Less: interest available to be withdrawn for payment of taxes	(7,230)	(87,259)	—	—
Net income attributable to Class A common stock subject to possible redemption	$—	$11,475	$—	$—
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,493,884	23,768,307	—	—
Basic and diluted net income per share, Class A common stock subject to possible redemption	0.00	0.00	0.00	0.00

Non-Redeemable Common Stock
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$(4,088,974)	$10,598,010	$—	$(1,000)
Less: Net income allocable to Class A common stock subject to possible redemption	—	(11,475)	—	—
Non-Redeemable Net Income (Loss)	$(4,088,974)	$10,586,535	$—	$(1,000)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	10,006,116	10,731,693	6,000,000	6,000,000
Basic and diluted net income (loss) per share, Non-redeemable common stock	$(0.41)	$0.99	$0.00	$0.00

For the Period
from
February 14,
2020
(Inception)
Through
December 31,
2020
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$174,810
Less: interest available to be withdrawn for payment of taxes	(146,895)
Less: interest available to be withdrawn for working capital	—
Net income attributable to Class A common stock subject to possible redemption	$27,915
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,524,620
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,294,860)
Net income allocable to Class A common stock subject to possible redemption	(27,915)
Non-Redeemable Net Loss	$(15,322,775)
Denominator: Weighted Average Non-redeemable common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,269,814
Basic and diluted net loss per share, Non-redeemable common stock	$(1.85)